Schedule of products and services (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total revenues	$ 63		$ 16	$ 4,055	$ 10,160
Electrical equipment and related services [member]
IfrsStatementLineItems [Line Items]
Total revenues				2,591	8,670
Electric vehicles and related products and services [member]
IfrsStatementLineItems [Line Items]
Total revenues	$ 63
Vehicle spec conversion [member]
IfrsStatementLineItems [Line Items]
Total revenues					789
Conversion kits [member]
IfrsStatementLineItems [Line Items]
Total revenues			16	1,394	301
Accessories [member]
IfrsStatementLineItems [Line Items]
Total revenues				$ 70	$ 400